Income tax expense - Summary of Major Components of Income Tax Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)
Current tax:
Current tax on profit for the year	₨ 37,758	$ 546	₨ 32,824		₨ 39,520
Charge / (credit) in respect of current tax for earlier years	(59)	(1)	392		(87)
Total current tax	37,699	545	33,216		39,433
Deferred tax:
Origination and reversal of temporary differences	3,818	55	31,633		(690)
Credit/ Charge in respect of deferred tax for earlier years	(16)	0	835		(716)
Increase in tax rate			742
Total deferred tax	3,802	55	33,210		(1,406)
Total	41,501	600	66,426	[1]	38,027
Profit before tax	₨ 117,730	$ 1,702	₨ 113,710	[1]	₨ 136,572
Effective income tax rate (%)	35.30%	35.30%	58.40%		27.80%

[1]	Restated (Refer Note 2(b))